Property, Plants and Equipment - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jan. 01, 2018 ARS ($)	Jan. 01, 2018 USD ($)	Feb. 28, 2017 COP ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects						$ 823,067	$ 825,403
Depreciation expense of property, plants and equipment						511,326	407,535		$ 348,385
Capitalized borrowing costs						$ 19,329	$ 8,054		$ 30,939
Weighted average borrowing rate					8.52%	8.52%	9.44%	18.06%	18.06%
Employee expenses capitalized, directly attributable to construction in progress						$ 95,335	$ 105,000		$ 75,042
Property plant and equipment held under finance leases							183,363				$ 183,355
Operating lease contracts for material assets						27,885	26,448		17,271
Contractual commitments for the acquisition of property, plants and equipment							596,957				440,385
Property, plants and equipment pledged as security for liabilities							26,156				7,692
Civil Liability Insurance Amount										€ 500	572,775
Consortium Impregilo [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Initial amount requested by contractor								$ 204,351	62,926
Amount agreed to pay to contractor								60,259	18,556
Final settlement paid to contractor			$ 74,800	$ 23,033
Consortium Impregilo [Member] | Notifications of Changes Orders [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Amount agreed to pay to contractor								57,459	17,693
Consortium Impregilo [Member] | By Contract Closing Minutes [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Amount agreed to pay to contractor								$ 2,800	$ 862
Enel Generacin Costanera [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment of Property, plants and equipment	$ 3,102,739,000	$ 162,274
Impairment reversed					$ 2,656,082	$ 70,513
Generating Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks										1,000	1,450,550
Distribution Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks										€ 50	$ 57,278
9-year Term [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period					9 years	9 years
Adjustment to annual interest rate basis					5.80%	5.80%
Five Year Term [Member
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period					5 years	5 years
Adjustment to annual interest rate basis					3.68%	3.68%
Six And Half Year [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Lease agreement period					6 years	6 years
Adjustment to annual interest rate basis					3.75%	3.75%
Generation and Transmission
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects						$ 283,241	174,259
Distribution
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects						$ 538,025	$ 570,574